Related Party Transactions Disclosure of interests in subsidiaries (Details) $ in Millions, $ in Millions		12 Months Ended
	Feb. 26, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Disclosure of subsidiaries [line items]
Receivables due from associates		$ (18)		$ (14)
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		60.10%	60.40%
Consideration received	$ 213
Canada | TransAlta Generation Partnership
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		100.00%
Canada | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		50.01%
Canada | TransAlta Energy Marketing Corp.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		100.00%
Canada | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		60.10%
US | SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		49.00%
US | EMG International, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture		30.00%
US | TransAlta Centralia Generation, LLC
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		100.00%
US | TransAlta Energy Marketing (U.S.), Inc.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		100.00%
Australia | TransAlta Energy (Australia), Pty Ltd.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)		100.00%